FEDERATED HERMES GOVERNMENT INCOME TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 29, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES GOVERNMENT INCOME TRUST (the “Registrant”)
Federated Hermes Government Income Fund Institutional Shares Service Shares (the “Fund”)

1933 Act File No. 2-75366 1940 Act File No. 811-03352

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 31, 2023, that would have otherwise been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 65 on March 29, 2023.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary